UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2023 USD ($)
Cash flows from operating activities:
Net cash generated from operating activities	¥ 1,424,636	$ 195,263	¥ 318,695
Cash flows from investing activities:
Payment for purchases of property and equipment	(31,897)	(4,372)	(23,795)
Proceeds from disposal of property and equipment	670	92
Payment for purchases of intangible assets			(1,142)
Payment for purchases of short-term investments	(5,826,210)	(798,549)	(1,850,550)
Proceeds from maturities of short-term investments	5,213,708	714,599	1,857,087
Net cash used in investing activities	(643,729)	(88,230)	(18,400)
Cash flows from financing activities:
Acquisition of non-controlling interest			(350)
Proceeds from borrowings	40,000	5,482	169,000
Repayment of borrowings	(141,958)	(19,457)	(76,480)
Proceeds from stock option exercises	53,160	7,286
Payment for dividends	(150,579)	(20,638)
Payment for initial public offering costs			(721)
Net cash (used in) generated from financing activities	(199,377)	(27,327)	91,449
Effect of exchange rate changes on cash and cash equivalents and restricted cash	26,684	3,657	5,066
Net increase in cash, cash equivalents and restricted cash	608,214	83,363	396,810
Cash and cash equivalents and restricted cash at the beginning of the period	1,590,107	217,942	1,039,529
Cash and cash equivalents and restricted cash at the end of the period	2,198,321	301,305	1,436,339
Supplemental disclosure of cash flow information:
Income tax paid	111,411	15,270	55,719
Interest paid	5,246	719	5,389
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	13,913	1,907	18,962
Interest payable	2,210	$ 303	2,738
Payable for initial public offering costs			11,101
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	2,197,677		1,435,393	$ 301,217
Restricted cash	644		946	88
Total cash and cash equivalents, and restricted cash	¥ 2,198,321		¥ 1,436,339	$ 301,305